Private Placements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Private Placements
NOTE 4 — PRIVATE PLACEMENTS
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale (the “Private Placement”) to the Sponsor of an aggregate of
8,638,500
Private Placement Warrants at a price of $
1.00
per Private Placement Warrant (generating gross proceeds of $
8,638,500
). Each Private Placement Warrant is exercisable to purchase one
Class A ordinary share at a price of $
11.50
per share, subject to adjustment.
Additionally, simultaneously with the closing of the Initial Public Offering, pursuant to a Subscription Agreement, dated November 22, 2021, by and between the Company and Mizuho, the Company completed the private sale of an aggregate of
150,000
Class B ordinary shares of the Company, par value $
0.0001
per share, at a purchase price of approximately $
3.33
per Representative Share, generating gross proceeds to the Company of $
500,000
.
No
underwriting discounts or commissions were paid with respect to such sale. The issuance of the Representative Shares was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act (see Notes 5 and 6).
A portion of the proceeds from the Private Placement Warrants and the Representative Shares was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will be worthless.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

NOTE 5 — PRIVATE P
LA
CEMENTS
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale (the “Private Placement”) to the Sponsor of an aggregate of
8,638,500
Private Placement Warrants at a price of $
1.00
per Private Placement Warrant (generating gross proceeds of $
8,638,500)
. Each Private Placement Warrant is exercisable to purchase
one
Class A ordinary share at a price of $
11.50
per share, subject to adjustment.
Additionally, simultaneously with the closing of the Initial Public Offering, pursuant to a Subscription Agreement, dated November 22, 2021, by and between the Company and Mizuho, the Company completed the private sale of an aggregate of 150,000 Class B ordinary shares of the Company, par value $0.0001 per share, at a purchase price of approximately $3.33 per Representative Share, generating gross proceeds to the Company of $500,000. No underwriting discounts or commissions were paid with respect to such sale. The issuance of the Representative Shares was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act (see Notes 5 and 6).
A portion of the proceeds from the Private Placement Warrants and the Representative Shares was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will be worthless.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.